Subsequent events	12 Months Ended
Oct. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

23.       Subsequent events

Subsequent to October 31, 2022:

(a)       The Company secured two (2) private placements with investors consisting of common shares with no warrants pursuant to prospectuses and registrations set forth in applicable securities law. It realized net proceeds of $50,000 CDN ($36,635 USD) and issued a total of 1,000,000 common shares.

(b)       The Company secured $143,000 USD in convertible debentures with a 12 month term and conversion features which become effective six months after initiation date.

(c)       The Company converted $172,584 USD of convertible debentures and accrued interest through the issuance of 7,307,524 common shares.

(d)       The Company repaid $5,000 USD of interest accrued on a convertible debenture.

(e)       The Company extended convertible debentures that were within 3 months of maturity date from October 31, 2022 for an additional (6) months.